Condensed Interim Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Profit or loss [abstract]
REVENUE	$ 6,151	$ 6,221	$ 17,539	$ 18,059
COST OF SALES	2,856	3,024	8,451	9,114
GROSS PROFIT	3,295	3,197	9,088	8,945
EXPENSES
Research and development	1,057	1,001	3,854	2,783
Sales and marketing	1,310	649	3,265	2,633
General and administrative	3,594	4,178	11,029	11,473
Amortization of intangible assets	623	709	1,842	2,267
Asset Impairment	21,184	0	21,184	0
Total expenses	27,768	6,537	41,174	19,156
Loss before other income (expenses) and income taxes	(24,473)	(3,340)	(32,086)	(10,211)
OTHER INCOME (EXPENSES)
Accretion	(3)	(5)	(8)	(15)
Grant income	(4)	0	164	300
Interest and other income (expense)	(169)	3	(286)	26
Unrealized foreign exchange gain (loss)	(114)	115	151	(21)
Other income (expenses)	(62)	(117)	(281)	332
Loss before income taxes	(24,535)	(3,457)	(32,367)	(9,879)
Income taxes	3,014	778	4,294	1,374
NET LOSS FOR THE PERIOD	(21,521)	(2,679)	(28,073)	(8,505)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	(142)	(402)	546	(1,110)
COMPREHENSIVE LOSS FOR THE PERIOD	$ (21,663)	$ (3,081)	$ (27,527)	$ (9,615)
LOSS PER SHARE - BASIC	$ (0.66)	$ (0.1)	$ (0.96)	$ (0.34)
LOSS PER SHARE - DILUTED	$ (0.66)	$ (0.1)	$ (0.96)	$ (0.34)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	32,851,233	25,800,919	29,367,687	25,298,660